Stockholders' Equity - Schedule of Stock Options Warrants (Details) - $ / shares	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Equity [Abstract]
Number of warrants balance, beginning of period	5,500,000	5,905,000
Number of warrants, granted
Number of warrants, expired		(300,000)
Number of warrants, cancelled, forfeited
Number of warrants, exercised
Number of warrants, balance end of period	5,500,000	5,605,000
Number of warrants, exercisable	5,500,000	4,885,000
Weighted Average Exercise Price balance, beginning of period	$ 0.23	$ 0.21
Weighted Average Exercise Price, granted
Weighted Average Exercise Price, expired		1.00
Weighted Average Exercise Price, cancelled, forfeited
Weighted Average Exercise Price, exercised
Weighted Average Exercise Price balance, end of period	0.23	0.21
Weighted Average Exercise Price, exercisable	$ 0.23	$ 0.23